Financial instruments - Reconciliation of Net Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	$ 2,161,874	$ (660,246)
Amounts from loans	(349,602)	(1,537,295)
Amounts from interests	146,569	20,495
Other cash (inflows)/outflows	118,258	(1,282,708)
Income statement	(152,129)	(41,305)
Equity and others	11,292	18,693
Net debt, ending balance	2,387,486	2,161,874
Obligations with the public and bank loans
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	4,416,264	2,848,875
Amounts from loans	(371,131)	(1,534,282)
Amounts from interests	233,768	117,145
Other cash (inflows)/outflows	23,091	18,346
Income statement	(204,340)	(168,598)
Equity and others	0	0
Net debt, ending balance	4,734,876	4,416,264
Financial instruments derived from hedging
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	22,000	39,681
Amounts from loans	(759)	(18,927)
Amounts from interests	7,057	4,077
Other cash (inflows)/outflows	0	0
Income statement	(25,648)	11,731
Equity and others	12,594	20,800
Net debt, ending balance	28,756	22,000
Derivatives for investment hedges
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	18,300	29,984
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	(4,368)	(10,082)
Income statement	22,533	18,171
Equity and others	135	3,595
Net debt, ending balance	0	18,300
Non-hedging Derivatives in Other financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	14,795	5,816
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	14,377	(8,979)
Equity and others	0	0
Net debt, ending balance	418	14,795
Current and non-current lease liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	75,158	61,734
Amounts from loans	22,288	15,914
Amounts from interests	2,820	2,038
Other cash (inflows)/outflows	0	0
Income statement	(33,762)	(31,376)
Equity and others	0	0
Net debt, ending balance	83,812	75,158
Hedging derivatives – cash requirements for Australia’s business
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(1,437)	(7,139)
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	1,183
Income statement	0	(1,183)
Equity and others	(1,437)	(5,702)
Net debt, ending balance	0	(1,437)
Current and non-current financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	4,546,517	2,986,090
Amounts from loans	(349,602)	(1,537,295)
Amounts from interests	243,645	123,260
Other cash (inflows)/outflows	18,723	8,264
Income statement	(226,840)	(179,051)
Equity and others	11,292	24,395
Net debt, ending balance	4,847,862	4,546,517
Current and non-current financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(2,383,206)
Net debt, ending balance		(2,383,206)
Cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(1,041,369)	(2,655,236)
Amounts from loans	0	0
Amounts from interests	(50,529)	(53,539)
Other cash (inflows)/outflows	329,897	(1,615,863)
Income statement	57,114	55,535
Equity and others	0	0
Net debt, ending balance	(1,377,851)	(1,041,369)
Deposits that do not qualify as cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(1,316,797)	(950,167)
Amounts from loans	0	0
Amounts from interests	(46,547)	(49,226)
Other cash (inflows)/outflows	(230,017)	341,742
Income statement	21,029	74,114
Equity and others	0	0
Net debt, ending balance	(1,061,262)	(1,316,797)
Debt Hedging Derivative Financial Instruments
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(24,520)	(29,620)
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	(21,590)	(5,100)
Equity and others	0	0
Net debt, ending balance	(2,930)	(24,520)
Derivatives for investment hedges
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	0	0
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	15,405	0
Equity and others	0	0
Net debt, ending balance	(15,405)	0
Non-hedging derivatives on other financial assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(520)	(4,174)
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	(345)	(18,034)
Income statement	2,753	14,380
Equity and others	0	0
Net debt, ending balance	(2,928)	(520)
Current and Non-Current Financial Assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(2,384,643)	(3,646,336)
Amounts from loans	0	0
Amounts from interests	(97,076)	(102,765)
Other cash (inflows)/outflows	99,535	(1,290,972)
Income statement	74,711	137,746
Equity and others	0	(5,702)
Net debt, ending balance	(2,460,376)	(2,384,643)
Current and Non-Current Financial Assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	$ 4,545,080
Net debt, ending balance		$ 4,545,080